Note 29 - Related Party Transactions and Key Management Personnel Remuneration (Details Textual)	Mar. 31, 2019	Mar. 31, 2018
Key management personnel of entity or parent [member] | Restricted share grants and performance bonus grants [member]
Statement Line Items [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement at end of period	669,688	1,774,094